Air traffic liability (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Air traffic liability
Advance ticket sales	R$ 887.0	R$ 640.5
TudoAzul program	400.4	308.9
Total	R$ 1,287.4	R$ 949.4